Fair value measurement (Details) - Level 3 Of Fair Values Hierarchy [Member] - Veraxa Biotech A G [Member] - CHF (SFr)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
S A Rs Liability [Member]
IfrsStatementLineItems [Line Items]
Fair value liability, beginning	SFr 33,192,793	SFr 17,784,920
Share based compensation	15,795,532	7,248,741
Fair value adjustment	22,761,218	8,159,132
Fair value liability, ending	71,749,543	33,192,793
Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Fair value liability, beginning	2,099,705	1,625,167
Fair value adjustment	799,168	474,538
Fair value liability, ending	SFr 2,898,873	SFr 2,099,705